Quarterly Financial Summary - Additional Information (Detail) - $ / shares	3 Months Ended									12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Quarterly Financial Information [Line Items]
Diluted	$ 1.86	$ 1.55	$ 1.95	$ 1.95	$ 2.91	$ 1.13	$ 1.51	$ 1.50	$ 1.55	$ 8.36	$ 5.69	$ 5.73
BAMTech, LLC
Quarterly Financial Information [Line Items]
Diluted						0.10
Settled Litigation
Quarterly Financial Information [Line Items]
Diluted				(0.02)			$ (0.07)
Impact of the Tax Act
Quarterly Financial Information [Line Items]
Diluted		0.06	$ 0.07	0.09	1.00
Gain from sale of property rights
Quarterly Financial Information [Line Items]
Diluted					0.03
Restructuring and Impairment Charges
Quarterly Financial Information [Line Items]
Diluted				$ (0.01)	$ (0.01)	$ (0.04)
Gain from sale of real estate
Quarterly Financial Information [Line Items]
Diluted		0.25
Equity investment impairments
Quarterly Financial Information [Line Items]
Diluted		$ 0.11